Derivative financial liability – current	12 Months Ended
Dec. 31, 2024
Derivative Financial Liability Current
Derivative financial liability – current

19       Derivative financial liability – current

	2024 £’000	2023 £’000	2022 £’000
Equity settled derivative financial liability
At 1 January	4,160	85	553
Warrants issued	3,059	4,562	–
Transfer to share premium on exercise of warrants	(3,618)	–	–
Gain recognised in finance (income)/expense within the consolidated statement of comprehensive income	(3,218)	(487)	(468)
At 31 December	383	4,160	85

Equity settled derivative financial liability is a liability that is not to be settled for cash.

The Company issues warrants in the ADSs of the Company as part of registered direct offerings and private placements in the US. The number of ADSs to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the Company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Black-Scholes model in 2024 and 2023, in previous periods the Monte Carlo model was used. The change in methodology is as result of the Company de-listing from AIM in 2023 and no longer needing to consider foreign exchange movements in the fair value calculation. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. A key input in the valuation of the instrument is the Company share price.

Details of the warrants are as follows:

July 2024 warrants

In July 2024 the Company issued 213,188 Series J ADS Warrants and 213,188 Series K warrants as part of the Registered Direct Offering and Concurrent Private Placement in the US.

May 2024 warrants

In May 2024 the Company issued 94,358 Series G ADS Warrants and 147,805 Series H warrants as part of the Warrant Inducement in the US.

December 2023 warrants

In December 2023 the Company issued 119,998 Series E ADS Warrants and 119,996 Series F ADS Warrants as part of the Registered Offering in the US. The Series F warrants expired on 23 December 2024.

May 2023 warrants

In June 2023 the Company issued 11,059 Series D ADS Warrants as part of a registered direct offering and private placement in the US after securing shareholder approval.

May 2020 warrants

In May 2020 the Company issued 30 ADS warrants as part of a registered direct offering in the US.

October 2019 warrants

In October 2019 the Company issued 15 ADS warrants as part of a registered direct offering in the US.

Warrant re-price

On 22 July 2024 the Company agreed to reduce the exercise price of the Company’s existing Series E warrants, Series G warrants and Series H warrants held by those investors who participated in the Registered Direct Offering and Concurrent Private Placement to $25.00 per ADS.

*	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022, 5 July 2023 and 4 October 2024.

DARA warrants and share options

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those detailed above. The financial liability is valued using the Black-Scholes option pricing model. The exercise price of the outstanding options is $8,771,300.00.

The following table details the outstanding warrants over ADSs and ordinary shares as at 31 December and also the movement in the year:

	At 1 January 2022	Lapsed	At 31 December 2022	Lapsed	Granted	At 31 December 2023	Lapsed	Granted	Exercised	At 31 December 2024
ADSs
July 2024 grant	–	–	–	–	–	–	–	426,376	–	426,376
May 2024 grant	–	–	–	–	–	–	–	242,163	–	242,163
December 2023 grant	–	–	–	–	239,994	239,994	(16,027)		(171,309)	52,658
May 2023 grant	–	–	–	–	11,059	11,059	–	–	–	11,059
May 2020 grant	30	–	30	–	–	30	–	–	–	30
October 2019 grant	15	–	15	–	–	15	–	–	–	15
Ordinary shares
Dara warrants	204	(204)	–	–	–	–	–	–	–	–
Dara options	138	–	138	(10)	–	128	(29)	–	–	99

*	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022, 5 July 2023 and 4 October 2024.